UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-021979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund

December 31, 2009

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 54.7%

	Capital Markets – 10.8%

100,200	Ameriprise Financial, Inc.	7.750%	A	$2,520,030

11,862	BNY Capital Trust IV, Series E	6.875%	Aa3	308,412

27,520	BNY Capital Trust V, Series F	5.950%	Aa3	685,523

67,628	Credit Suisse	7.900%	Aa3	1,736,687

74,079	Deutsche Bank Capital Funding Trust I	7.350%	Aa3	1,701,595

57,664	Deutsche Bank Capital Funding Trust II	6.550%	Aa3	1,198,258

329,842	Deutsche Bank Capital Funding Trust V	8.050%	Aa3	8,308,720

4,100	Deutsche Bank Capital Funding Trust VIII	6.375%	Aa3	92,578

227,400	Deutsche Bank Contingent Capital Trust III	7.600%	Aa3	5,396,202

14,100	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A2	300,330

5,000	Goldman Sachs Group Inc., Series D	4.000%	A3	114,200

42,179	Goldman Sachs Group Inc.	6.200%	A3	1,064,598

46,801	Morgan Stanley Capital Trust III	6.250%	A3	992,181

179,600	Morgan Stanley Capital Trust IV	6.250%	A3	3,793,152

1,900	Morgan Stanley Capital Trust V	5.750%	A3	37,335

113,327	Morgan Stanley Capital Trust VI	6.600%	A3	2,544,191

225,729	Morgan Stanley Capital Trust VII	6.600%	A3	4,952,494

111,921	Morgan Stanley Capital Trust VIII	6.450%	A3	2,400,705
	Total Capital Markets			38,147,191

	Commercial Banks – 16.2%

356,894	Banco Santander Finance	10.500%	A2	10,128,652

186,601	Barclays Bank PLC	8.125%	BBB+	4,638,901

38,034	Barclays Bank PLC	7.750%	BBB+	906,350

40,141	BB&T Capital Trust V	8.950%	A2	1,078,187

201,900	BB&T Capital Trust VI	9.600%	A2	5,737,998

32,775	BB&T Capital Trust VII	8.100%	A2	847,234

6,755	Fifth Third Capital Trust V	7.250%	Baa2	138,140

120,588	Fifth Third Capital Trust VI	7.250%	Baa2	2,458,789

143,880	Fifth Third Capital Trust VII	8.875%	Baa2	3,527,938

10,000	Fleet Capital Trust IX	6.000%	Baa3	190,400

31,512	HSBC Finance Corporation	6.875%	A	772,044

500	HSBC Finance Corporation	6.000%	A	11,045

48,948	HSBC Holdings PLC	8.125%	A1	1,277,543

6,899	KeyCorp Capital Trust V	5.875%	Baa2	131,081

73,557	KeyCorp Capital Trust IX	6.750%	Baa2	1,419,650

100,747	KeyCorp Capital Trust X	8.000%	Baa2	2,236,583

102,519	KeyCorp Capital VIII	7.000%	Baa2	2,024,750

32,479	M&T Capital Trust IV	8.500%	Baa1	860,044

4,400	National City Capital Trust II	6.625%	Baa1	95,700

37,551	National City Capital Trust IV	8.000%	Baa1	938,024

65,132	PNC Financial Services, Series F	0.340%	A3	1,896,644

16,350	Regions Financing Trust III	8.875%	BB	379,974

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2009

Shares	Description (1)	Coupon	Ratings (2)	Value

	Commercial Banks (continued)

12,900	Sovereign Capital Trust V	7.750%	BBB+	$322,500

11,618	U.S. Bancorp.	7.875%	A2	322,980

36,743	USB Capital Trust XI	6.600%	A1	888,813

23,883	USB Capital XII	6.300%	A1	546,443

11,100	Wachovia Capital Trust IX	6.375%	A–	244,311

72,375	Wachovia Capital Trust X	7.850%	A–	1,836,154

20,000	Wachovia Trust IV	6.375%	A–	443,200

365,045	Wells Fargo & Company	8.000%	A–	9,381,657

15,000	Wells Fargo Capital Trust XII	7.875%	A–	385,050

45,180	Wells Fargo Capital Trust XIV	8.625%	A–	1,232,962
	Total Commercial Banks			57,299,741

	Consumer Finance – 0.0%

5,000	HSBC Finance Corporation	6.360%	BBB	103,200
	Diversified Financial Services – 15.4%

19,850	BAC Capital Trust VIII	6.000%	Baa3	379,532

2,829	BAC Capital Trust X	6.250%	Baa3	54,854

27,172	BAC Capital Trust XII	6.875%	Baa3	589,632

20,645	Bank One Capital Trust VI	7.200%	A2	518,809

43,200	Citigroup Capital Trust VII	7.125%	Baa3	902,448

63,300	Citigroup Capital Trust VIII	6.950%	Baa3	1,313,475

52,500	Citigroup Capital Trust IX	6.000%	Baa3	959,175

53,495	Citigroup Capital Trust XI	6.000%	Baa3	954,886

23,900	Citigroup Capital X	6.100%	Baa3	438,326

56,600	Citigroup Capital XV	6.500%	Baa3	1,054,458

100,200	Citigroup Capital XVI	6.450%	Baa3	1,861,716

51,400	Citigroup Capital XVII	6.350%	Baa3	935,480

11,600	Citigroup Capital XX	7.875%	Baa3	258,680

454,040	Countrywide Capital Trust III	7.000%	Baa3	9,829,966

258,598	Countrywide Capital Trust IV	6.750%	Baa3	5,526,239

172,120	Fleet Capital Trust VIII	7.200%	Baa3	3,815,900

2,300	General Electric Capital Corporation	6.625%	AA+	57,592

500	General Electric Capital Corporation	6.000%	AA+	12,090

256,090	ING Groep N.V.	8.500%	Ba1	5,626,297

108,332	ING Groep N.V.	7.375%	Ba1	2,134,140

40,020	ING Groep N.V.	7.200%	Ba1	770,385

58,482	ING Groep N.V.	7.050%	Ba1	1,085,426

15,000	ING Groep N.V.	6.375%	Ba1	254,700

103,975	ING Groep N.V.	6.200%	Ba1	1,754,058

78,281	ING Groep N.V.	6.125%	Ba1	1,314,338

111,725	JP Morgan Chase & Company	8.625%	BBB+	3,155,114

5	JPMorgan Chase Capital Trust X	7.000%	A2	127

3,573	JPMorgan Chase Capital Trust XI	5.875%	A2	79,070

35,604	JP Morgan Chase Capital Trust XXVI	8.000%	A2	956,323

Shares	Description (1)	Coupon	Ratings (2)	Value

	Diversified Financial Services (continued)

125,610	JP Morgan Chase Capital Trust XXVIII	7.200%	A2	$3,204,311

7,506	JPMorgan Capital XXIV	6.875%	A2	189,527

28,000	MBNA Capital E	8.100%	Baa3	691,880

22,108	MBNA Corporation, Capital Trust D	8.125%	Baa3	540,320

15,600	Merrill Lynch Capital Trust II	6.450%	Baa3	297,960

10,000	Merrill Lynch Capital Trust III	7.375%	Baa3	217,700

26,985	Merrill Lynch Capital Trust III	7.000%	Baa3	554,542

89,900	Merrill Lynch Preferred Capital Trust V	7.280%	Baa3	1,919,365

11,534	National Rural Utilities Cooperative Finance Corporation	6.750%	A3	298,154
	Total Diversified Financial Services			54,506,995

	Electric Utilities – 1.3%

11,500	American Electric Power	8.750%	Baa3	323,035

7,400	DTE Energy Trust I	7.800%	Baa3	192,326

1,000	DTE Energy Trust II	7.500%	Baa3	25,550

57,400	Entergy Texas Inc.	7.875%	BBB+	1,549,800

21,200	FPL Group Capital Inc.	7.450%	A3	571,128

9,700	FPL Group Capital Inc.	6.600%	A3	249,193

65,000	PPL Capital Funding, Inc.	6.850%	Baa2	1,663,350
	Total Electric Utilities			4,574,382

	Insurance – 5.5%

12,198	Aegon N.V.	6.875%	BBB	230,298

13,646	Aegon N.V.	6.500%	BBB	244,809

109,312	Aegon N.V.	6.375%	BBB	1,952,312

210,968	Aegon N.V.	7.250%	BBB	4,175,057

385,042	Allianz SE	8.375%	A+	9,505,724

35,832	Financial Security Assurance Holdings	6.250%	A+	594,589

20,393	Lincoln National Capital VI, Series F	6.750%	BBB–	458,843

2,100	MetLife Inc., Series B	6.500%	Baa2	50,400

1,200	PLC Capital Trust III	7.500%	BBB	27,372

19,400	PLC Capital Trust IV	7.250%	BBB	420,980

55,000	Principal Financial Group	6.518%	Baa3	1,155,000

14,033	Protective Life Corporation	7.250%	BBB	305,919

12,699	Prudential Financial Inc.	9.000%	BBB+	337,158

6,398	Selective Insurance Group	7.500%	Baa3	134,678
	Total Insurance			19,593,139

	Multi-Utilities – 0.5%

50,000	Dominion Resources Inc.	8.375%	BBB	1,370,000

13,300	Xcel Energy Inc.	7.600%	Baa2	353,780
	Total Multi-Utilities			1,723,780

	Real Estate Investment Trust – 4.9%

6,131	Duke Realty Corporation, Series L	6.600%	Baa3	116,182

21,683	Duke Realty Corporation, Series O	8.375%	Baa3	532,968

48,000	Duke-Weeks Realty Corporation	6.625%	Baa3	916,320

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2009

Shares	Description (1)	Coupon	Ratings (2)	Value

	Real Estate Investment Trust (continued)

59,790	Harris Preferred Capital Corporation, Series A	7.375%	A2	$1,366,799

10,300	Kimco Realty Corporation, Series G	7.750%	Baa2	252,865

5,900	Prologis Trust, Series G	6.750%	Baa3	121,835

5,000	PS Business Parks, Inc.	7.000%	Baa3	109,250

48,680	Public Storage, Inc., Series K	7.250%	Baa1	1,221,868

69,211	Public Storage, Inc., Series M	6.625%	Baa1	1,611,924

31,000	Public Storage Inc., Series W	6.500%	Baa1	693,160

230,554	Vornado Realty LP	7.875%	BBB	5,609,379

8,930	Vornado Realty Trust	6.750%	BBB–	198,693

30,000	Wachovia Preferred Funding Corporation	7.250%	A–	666,900

182,400	Weingarten Realty Trust	8.100%	BBB	4,003,684
	Total Real Estate Investment Trust			17,421,827

	U.S. Agency – 0.1%

7,000	Federal Home Loan Mortgage Corporation, (3)	6.420%	Ca	12,530

45,000	Federal Home Loan Mortgage Corporation, (3)	8.375%	Ca	47,250

45,000	Federal National Mortgage Association, (3)	8.250%	Ca	45,900

60,000	Federal National Mortgage Association, (3)	8.250%	Ca	66,000
	Total U.S. Agency			171,680

	Total $25 Par (or similar) Preferred Securities (cost $166,609,216)			193,541,935

Principal Amount (000)	Description (1)	Optional Call Provisions (4)	Ratings (2)	Value

	TAXABLE MUNICIPAL BONDS – 2.3%

	California – 0.3%

$485	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008B, 11.000%, 10/01/14	No Opt. Call	N/R	$470,780

200	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 9.125%, 6/01/13	No Opt. Call	N/R	199,018

200	Long Beach, California, Senior Airport Revenue Bonds, Federally Taxable – Build America Bonds, Series 2009C, 7.765%, 6/01/39	12/19 at 100.00	A2	195,374

200	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Build America Bonds Series 2009, 7.230%, 8/01/39	8/19 at 100.00	AA–	192,680
1,085	Total California			1,057,852
	Florida – 0.5%

255	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Build America Bond Series 2009B, 6.910%, 7/01/39	7/19 at 100.00	AA	256,941

200	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	182,768

200	Orlando, Florida, Capital Improvement Special Revenue Bonds, Series 200C, 7.100%, 10/01/39	10/19 at 100.00	AA–	206,354

250	Pasco County, Florida, Water and Sewer Revenue Bonds, Build America Bonds Series 2009B, 6.760%, 10/01/39	No Opt. Call	AA	253,705

200	Seacoast Utility Authority, Florida, Water and Sewer Utility System Revenue Bonds, Taxable Build America, Series 2009B, 6.680%, 3/01/39	3/20 at 100.00	A+	201,884

475	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007B, 7.804%, 10/01/20	No Opt. Call	BBB	403,380

200	South Broward Hospital District, Florida, Revenue Bonds, Build America Taxable Bonds, Series 2009B, 7.278%, 5/01/44	5/19 at 100.00	AA–	199,520
1,780	Total Florida			1,704,552

Principal Amount (000)	Description (1)	Optional Call Provisions (4)	Ratings (2)	Value

	Hawaii – 0.1%

$200	Honolulu City and County, Hawaii, General Obligation Bonds, Build America Bonds, Series 2009E, 6.300%, 9/01/34	9/19 at 100.00	AA	$194,138
	Idaho – 0.0%

125	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008B, 7.500%, 6/01/12	No Opt. Call	BBB	122,723
	Louisiana – 0.1%

195	Carter Plantation Land, Louisiana, Revenue Bonds, 9.000%, 7/01/17 (5)	1/10 at 100.00	N/R	108,960

440	Louisiana Local Government Environmental Facilities and Community Development Authority, Federal Taxable Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007B, 9.750%, 3/01/22	3/10 at 102.00	N/R	340,925
635	Total Louisiana			449,885
	Michigan – 0.1%

200	Croswell & Lexington Community Schools, Michigan, General Obligation Bonds, School Building & Site Series 2009, 6.050%, 5/01/29	5/19 at 100.00	AA–	196,186

1,500	Lansing Tax Increment Finance Authority, Michigan, Tax Increment Bonds, Capital Appreciation Refunding Series 2009, 0.000%, 5/01/31	5/19 at 38.12	AA+	285,555
1,700	Total Michigan			481,741
	Missouri – 0.1%

200	Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Prairie State Project) $192,000,000 Series 2009A (Federally Taxable Build America Bonds – Direct Pay) $14,120,000 Series 2009B (Federally Taxable), 6.890%, 1/01/42	1/19 at 100.00	A3	200,664
	Nevada – 0.1%

200	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	Aa2	197,216
	New Jersey – 0.3%

1,000	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Refunding Series 2007B, 6.500%, 7/01/23	7/17 at 100.00	BBB–	842,600

200	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Build America Bond Series 2009A-5, 7.000%, 11/01/38	No Opt. Call	A–	202,160
1,200	Total New Jersey			1,044,760
	Ohio – 0.2%

200	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project, Taxable Build America Bonds Series 2009, 6.553%, 2/15/39	2/19 at 100.00	A1	197,496

200	Berea City School District, County, Ohio, Certificates of Participartion, Build America Bonds, Series 2009B, 7.250%, 10/01/39	10/19 at 100.00	A3	193,124

200	Edgewood City School District, Counties of Butler and Preble, Ohio, School Improvement General Obligation Bonds, Build America Bonds, Series 2009, 7.500%, 12/01/37	No Opt. Call	A+	205,322

200	Hamilton, Ohio, Electric System Revenue Bonds, Build America Bonds Series 2009B, 6.600%, 10/01/39 – AGC Insured	10/19 at 100.00	Aa3	202,988
800	Total Ohio			798,930
	Texas – 0.3%

600	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008B, 10.000%, 8/15/18	No Opt. Call	BB+	552,954

135	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00	N/R	134,906

200	North Texas Tollway Authority, System Revenue Bonds, Taxble Build America Bond Series 2009B, 6.718%, 1/01/49	No Opt. Call	A2	211,240
935	Total Texas			899,100

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (4)	Ratings (2)	Value

	Virginia – 0.1%

$200	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds, Series 2009D, 7.462%, 10/01/46 – AGC Insured	No Opt. Call	BBB+	$203,932
	Washington – 0.1%

520	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Fuels Inc., Series 2007H, 10.000%, 12/01/11	No Opt. Call	N/R	462,434
$9,580	Total Taxable Municipal Bonds (cost $8,241,873)			7,817,927

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 1.4%

	Insurance – 1.4%

$1,500	Nationwide Mutual Insurance Company, 144A	7.825%	4/01/33	A–	$1,394,646

2,760	Nationwide Mutual Insurance Company, 144A	9.375%	8/10/39	A–	2,921,195

700	QBE Insurance Group Limited, 144A	9.750%	3/14/14	A	792,588
4,960	Total Insurance				5,108,429
$4,960	Total Corporate Bonds (cost $4,853,116)				5,108,429

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CAPITAL PREFERRED SECURITIES – 40.8%

	Capital Markets – 2.5%

250	BNY Institutional Capital, 144A	7.780%	12/01/26	Aa3	$249,333

500	Credit Suisse	5.860%	11/15/57	Aa3	437,500

1,000	Goldman Sachs Capital II	5.793%	6/01/12	A3	780,000

500	Goldman Sachs Group, Inc.	6.345%	2/15/34	A2	469,522

2,020	Mellon Capital Trust IV	6.244%	6/20/49	A1	1,686,700

500	MUFG Capital Finance	6.346%	7/25/16	A2	455,664

1,000	State Street Capital Trust	8.250%	9/15/58	A3	1,024,810

400	USB Capital IX	6.189%	4/15/42	A2	325,500

3,850	UBS Perferred Funding Trust I	8.622%	10/01/51	BBB–	3,582,910
	Total Capital Markets				9,011,939

	Commercial Banks – 19.2%

3,350	Barclays Bank PLC, 144A	8.550%	6/15/15	BBB+	3,115,500

1,800	Barclays Bank PLC	6.278%	12/15/34	BBB+	1,359,000

2,569	BBVA International Unipersonal	5.919%	4/18/58	A2	2,070,930

1,040	BNP Paribas, 144A	7.195%	12/25/57	A	967,200

500	City National Capital Trust I	9.625%	2/01/40	A3	532,415

3,000	Comerica Capital Trust II	6.576%	2/20/37	A3	2,430,000

2,370	Credit Agricole, S.A, 144A	6.637%	5/30/49	Aa3	1,955,250

5,000	Credit Agricole, S.A	9.750%	12/26/54	Aa3	5,312,500

4,000	Fifth Third Capital Trust IV	6.500%	4/15/37	Baa2	2,940,000

1,000	First Union Institutional Capital II	7.850%	1/01/27	A–	949,305

4,725	HSBC Financial Capital Trust IX	5.911%	11/30/35	Baa1	3,921,750

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Banks (continued)

300	Mizuho Capital Investment I Limited, 144A	6.686%	3/30/49	Baa1	$238,332

8,700	PNC Preferred Funding Trust III, 144A	8.700%	3/15/13	BBB	8,934,726

5,000	Rabobank Nederland, 144A	11.000%	12/31/49	Aa2	6,113,200

1,280	Resona Preferred Global Securities, 144A	7.191%	7/30/15	Baa1	1,048,047

500	Societe Generale, 144A	5.922%	4/05/57	A1	390,013

6,480	Societe Generale	8.750%	10/07/49	A1	6,567,318

1,480	Sovereign Capital Trust VI	7.908%	6/13/56	BBB+	1,276,316

2,000	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	1,721,874

2,000	Standard Chartered PLC	9.500%	12/24/14	BBB+	2,194,360

1,550	Wachovia Capital Trust III	5.800%	3/15/42	A–	1,201,250

11,080	Wells Fargo Capital Trust XIII	7.700%	9/26/58	A–	10,803,000

1,865	Wells Fargo Capital Trust XV	9.750%	9/26/49	A–	2,004,875
	Total Commercial Banks				68,047,161

	Diversified Financial Services – 5.5%

1,000	General Electric Capital Corporation	6.375%	11/15/67	Aa3	873,750

17,798	JP Morgan Chase & Company	7.900%	4/30/49	BBB+	18,417,976
	Total Diversified Financial Services				19,291,726

	Insurance – 13.5%

2,800	Ace Capital Trust II	9.700%	4/01/30	Baa1	3,151,848

3,100	Assured Guaranty US Holdings, Series A	6.400%	12/15/66	A–	2,263,000

2,010	AXA SA, 144A	6.379%	12/14/36	BBB+	1,628,100

3,000	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	Baa1	2,235,000

2,000	Financial Security Assurance Holdings, 144A	6.400%	12/15/36	A–	1,470,000

1,000	Genworth Financial Inc.	6.150%	11/15/66	BB+	715,000

1,000	Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	970,000

2,000	Liberty Mutual Group Inc., 144A	10.750%	6/15/58	Baa3	2,140,000

400	Liberty Mutual Group Inc., 144A	7.800%	3/15/37	Baa3	334,000

2,500	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	2,512,500

2,000	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	2,280,000

5,000	MetLife Inc.	10.750%	8/01/69	BBB	6,172,370

1,110	National Financial Services Inc.	6.750%	5/15/37	Baa2	867,745

11,095	Prudential Financial Inc.	8.875%	6/15/18	BBB+	11,871,650

9,500	Swiss Re Capital I	6.854%	5/25/16	A–	7,688,189

500	Symetra Financial Corporation, 144A	8.300%	10/15/37	BB+	385,000

485	ZFS Finance USA Trust II, 144A	6.450%	12/15/65	A	436,500

516	ZFS Finance USA Trust V, 144A	6.500%	5/09/67	A	446,340
	Total Insurance				47,567,242

	Oil, Gas & Consumable Fuels – 0.1%

200	Enterprise Products Operating LP	7.034%	1/15/68	Ba1	183,771
	Total Capital Preferred Securities (cost $116,188,653)				144,101,839

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.1%

$452	Repurchase Agreement with State Street Bank, dated 12/31/09, repurchase price $451,934, collateralized by $465,000 U.S. Treasury Bills, 0.000%, due 7/01/10, value $464,535	0.000%	1/04/10	$451,934
	Total Short-Term Investments (cost $451,934)			451,934

	Total Investments (cost $296,344,792) – 99.3%			351,022,064

	Other Assets Less Liabilities – 0.7%			2,616,142

	Net Assets – 100%			$353,638,206

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Securities*	$183,441,621	$154,202,153	$—	$337,643,774
Taxable Municipal Bonds	—	7,817,927	—	7,817,927
Corporate Bonds	—	5,108,429	—	5,108,429
Short-Term Investments	451,934	—	—	451,934
Total	$183,893,555	$167,128,509	$—	$351,022,064
*	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $297,394,159.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$59,068,516
Depreciation	(5,440,611)
Net unrealized appreciation (depreciation) of investments	$53,627,905

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Non-income producing security; issuer has not declared a dividend within the past twelve months.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

SATURNS	Structured Asset Trust Unit Repackaging.

Portfolio of Investments (Unaudited)

Nuveen NWQ Preferred Securities Fund

December 31, 2009

Shares	Description (1)			Value

	COMMON STOCKS – 6.9%

	Aerospace & Defense – 1.1%

300	Lockheed Martin Corporation			$22,605
	Communications Equipment – 0.9%

2,300	Motorola, Inc., (2)			17,848
	Insurance – 1.9%

1,800	Genworth Financial Inc., Class A, (2)			20,430

800	Hartford Financial Services Group, Inc.			18,608
	Total Insurance			39,038

	Metals & Mining – 1.0%

500	Barrick Gold Corporation			19,690
	Pharmaceuticals – 1.1%

600	Merck & Company Inc.			21,924
	Tobacco – 0.9%

400	Philip Morris International			19,276
	Total Common Stocks (cost $142,072)			140,381

Shares	Description (1)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 11.5%

	Commercial Banks – 8.4%

2,500	Sovereign Capital Trust IV, Convertible Security	4.375%	BBB+	$80,000

100	Wells Fargo & Company, Convertible Bond	7.500%	A–	91,800
	Total Commercial Banks			171,800

	Diversified Financial Services – 3.1%

600	CitiGroup Inc., Convertible	7.500%	N/A	62,604
	Total Convertible Preferred Securities (cost $231,725)			234,404

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 51.7%

	Automobiles – 1.0%

900	Daimler Finance NA LLC, Structured Asset Trust Unit Repackaging, Series DCX	7.000%	A3	$20,088
	Capital Markets – 4.7%

4,000	Deutsche Bank Contingent Capital Trust III	7.600%	Aa3	94,920
	Commercial Banks – 10.9%

2,500	Banco Santander Finance	10.500%	A2	70,950

4,000	Barclays Bank PLC	6.625%	BBB+	81,320

2,500	BB&T Capital Trust VI	9.600%	A2	71,050
	Total Commercial Banks			223,320

	Diversified Financial Services – 16.6%

4,000	Citigroup Capital Trust VIII	6.950%	Baa3	83,000

4,000	Fleet Capital Trust VIII	7.200%	Baa3	88,680

3,000	ING Groep N.V	8.500%	Ba1	65,910

4,000	JP Morgan Chase Capital Trust XXVIII	7.200%	A2	102,040
	Total Diversified Financial Services			339,630

Shares	Description (1)	Coupon	Ratings (3)	Value

	Electric Utilities – 3.3%

3,000	BGE Capital Trust II	6.200%	BBB–	$66,750
	Insurance – 9.0%

3,000	Aegon N.V.	6.875%	BBB	56,640

2,500	Allianz SE	8.375%	A+	61,719

2,500	Prudential Financial Inc.	9.000%	BBB+	66,375
	Total Insurance			184,734

	Multi-Utilities – 3.2%

2,500	Scana Corporation	7.700%	BBB–	65,963
	Real Estate Investment Trust – 3.0%

2,500	Vornado Realty LP	7.875%	BBB	60,824
	Total $25 Par (or similar) Preferred Securities (cost $1,034,610)			1,056,229

Shares	Description (1)			Value

	INVESTMENT COMPANIES – 9.8%

11,000	BlackRock Credit Allocation Income Trust II			$103,290

7,000	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.			97,790
	Total Investment Companies (cost $190,591)			201,080

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 20.0%

$407	Repurchase Agreement with State Street Bank, dated 12/31/09, repurchase price $407,432, collateralized by $420,000 U.S. Treasury Bills, 0.000%, due 6/24/10, value $419,622	0.000%	1/04/10	$407,432
	Total Short-Term Investments (cost $407,432)			407,432

	Total Investments (cost $2,006,430) – 99.9%			2,039,526

	Other Assets Less Liabilities – 0.1%			1,093

	Net Assets – 100%			$2,040,619

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$140,381	$—	$—	$140,381
Preferred Securities*	1,082,952	207,681	—	1,290,633
Investment Companies	201,080	—	—	201,080
Short-Term Investments	407,432	—	—	407,432
Total	$1,831,845	$207,681	$—	$2,039,526
*	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

Portfolio of Investments (Unaudited)

Nuveen NWQ Preferred Securities Fund (continued)

December 31, 2009

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $2,006,430.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$37,728
Depreciation	(4,632)
Net unrealized appreciation (depreciation) of investments	$33,096

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

N/A	Not applicable.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 1, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2010